Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Unvested Restricted Stock Units
The activity of restricted stock units is set forth below:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2019	—	$—
Granted	873,595	3.81
Vested	—	—
Canceled/Forfeited	(54,347)	3.69

Unvested at September 30, 2020	819,248	$3.82

Schedule of Fair Value of Stock Options Granted to Employees and Directors
The assumptions that the Company used to determine the grant-date fair value of stock options granted during these periods were as follows, presented on a weighted-average basis:

	September 30, 2020	September 30, 2019
Risk-free interest rate	0.46%	2.24%
Expected term (in years)	6.22	6.50
Expected volatility	37.42%	42.7%
Expected dividend yield	0.0%	0.0%
Exercise price	$4.04	$7.08
Underlying stock price	$3.37	$7.08

The assumptions that the Company used to determine the grant-date fair value of stock options granted during these periods were as follows, presented on a weighted-average basis:

	Year Ended December 31,
	2019	2018
Risk-free interest rate	2.24%	2.73%
Expected term (in years)	6.50	5.89
Expected volatility	42.7%	42.0%
Expected dividend yield	0.0%	0.0%
Exercise price	$7.08	$5.99
Underlying stock price	$7.08	$5.82

Summary of Stock Option Activity
The following table summarizes the Company’s stock option activity since December 31, 2019:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	7,179,636	$1.98	5.06	$20,799
Granted	1,553,723	4.04
Exercised	(638,315)	2.02		1,623
Canceled / forfeited	(630,399)	3.64

Outstanding as of September 30, 2020	7,464,645	2.27	5.53	12,855

Options exercisable as of September 30, 2020	5,512,393	1.60	4.20	12,701

Options vested or expected to vest as of September 30, 2020	7,062,928	$2.16	5.30	$12,835

The following table summarizes the Company’s stock option activity since December 31, 2018:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)
Outstanding as of December 31, 2018	7,266,185	$1.92	5.89	$33,909
Granted	100,000	7.08
Cancelled / forfeited	(34,416)	4.10
Exercised	(152,133)	1.76		715

Outstanding as of December 31, 2019	7,179,636	1.98	5.06	20,799

Options exercisable as of December 31, 2019	6,195,889	1.64	4.60	19,767

Options vested or expected to vest as of December 31, 2019	6,984,130	$1.92	4.98	$20,603